Shareholder Fees	Sep. 25, 2026
ARBITRAGE FUND | ARBITRAGE FUND | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
ARBITRAGE FUND | ARBITRAGE FUND | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
ARBITRAGE FUND | ARBITRAGE FUND | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
ARBITRAGE FUND | ARBITRAGE FUND | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]

[1]	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.
[2]	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
[3]	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
[4]	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.